Quarterly Financial Data (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Quarterly Results [Abstract]
Total revenues	$ 5,460	$ 5,610	$ 5,507	$ 5,411	$ 5,427	$ 5,264	$ 5,352	$ 5,204	$ 21,988	$ 21,247	$ 18,410
Income from Continuing Operations before Income Tax (Foreign)	432	273	592	579	524	447	423	408
Shareholders' net income	273	183	391	413	445	294	282	258	1,260	1,279	1,292
Shareholders Net Income Per Share [Abstract]
Shareholders net income per share basic	$ 0.99	$ 0.68	$ 1.46	$ 1.53	$ 1.65	$ 1.09	$ 1.03	$ 0.94	$ 4.65	$ 4.69	$ 4.71
Shareholders net income per share diluted	$ 0.98	$ 0.67	$ 1.43	$ 1.51	$ 1.63	$ 1.08	$ 1.02	$ 0.93	$ 4.59	$ 4.65	$ 4.69
Stock And Dividend Data [Abstract]
Price Range Common Stock High	$ 47.61	$ 52.95	$ 51.81	$ 44.29	$ 38.53	$ 36.03	$ 37.61	$ 39.26
Price Range Common Stock Low	$ 38.82	$ 40.24	$ 42.80	$ 36.76	$ 34.33	$ 29.12	$ 30.78	$ 32.00
Dividends Declared Per Share	$ 0	$ 0	$ 0	$ 0.040	$ 0	$ 0	$ 0	$ 0.040	$ 0.04	$ 0.04	$ 0.04
Quarterly Financial Data Text Details [Abstract]
Quarterly Financial Information Quarterly Charges And Credits Amount Affecting Comparability Loss On Reinsurance Transaction					(10)
Quarterly Financial Information Quarterly Charges And Credits Amount Affecting Comparability Resolution Federal Tax Matter				24	101
Quarterly Financial Information Quarterly Charges And Credits Amount Affecting Comparability Loss Early Extinguishment Debt					(39)
Quarterly Financial Information Quarterly Charges And Credits Amount Affecting Comparability Acquisition Costs	(31)
Quarterly Financial Information Quarterly Guaranteed Income Benefits Expense After Tax	$ 7	$ (134)	$ (21)	$ 13	$ 85	$ (10)	$ (104)	$ 5